Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	1 Months Ended										12 Months Ended
	Dec. 31, 2013	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividends Declared Per Common Share	$ 0.180	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 1.395